Dispositions (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Business Disposition
On June 1, 2017, we sold Double Down Interactive LLC ("DoubleDown") to DoubleU Games Co., Ltd. Details of the transaction are summarized in the table below.

($ thousands)	For the year ended December 31, 2017
Cash proceeds	825,751
Less: Cash divested	(1,963)
Net cash proceeds	823,788
Net book value	(772,440)
Gain on sale	51,348
Selling costs	(24,116)
Gain on sale, net of selling costs	27,232